Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land improvements Upper Range	Dec. 31, 2013 Land improvements Lower Range	Dec. 31, 2013 Building Upper Range	Dec. 31, 2013 Building Lower Range	Dec. 31, 2013 Furniture and equipment Upper Range	Dec. 31, 2013 Furniture and equipment Lower Range
Useful lives			15 years	7 years	39 years	5 years	7 years	3 years
Cash on deposit with Federal Reserve Bank	$ 352	$ 318